Consolidated Statements of Operations and Comprehensive Loss - Schedule of Sales and Marketing Expenses (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	€ 4,482,011	€ 6,756,595	€ 4,001,299
Third-party expenses [Member]
Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	206,881	2,010,120	1,021,082
Marketing expenses [Member]
Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	1,469,627	1,573,628	830,076
Employee related expenses [Member]
Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	1,956,319	1,806,151	1,040,587
Equity-settled share-based payment expense [Member]
Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	145,158	191,111	67,462
Legal and consulting fees [Member]
Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	479,449	910,146	1,054,971
Other expenses [Member]
Schedule of Sales and Marketing Expenses [Line Items]
Sales and marketing expenses	€ 369,735	€ 456,550	€ 54,583